Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Financial assets	$ 173,735	$ 168,785
Total Reinsurance assets	3,683	3,843
Credit risk | Gross exposure
Disclosure of external credit grades [line items]
Less: Negative reinsurance assets	1,748	1,785
Total Reinsurance assets	3,683	3,843
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	5,431	5,628
Credit risk | Gross exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,170	2,222
Credit risk | Gross exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	928	1,156
Credit risk | Gross exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	139	213
Credit risk | Gross exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,861	1,779
Credit risk | Gross exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	197	168
Credit risk | Gross exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	136	90
Credit risk | Collateral | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,295	2,187
Credit risk | Collateral | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	0	8
Credit risk | Collateral | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	28	73
Credit risk | Collateral | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	117	127
Credit risk | Collateral | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,825	1,740
Credit risk | Collateral | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	194	164
Credit risk | Collateral | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	131	75
Credit risk | Net exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	3,136	3,441
Credit risk | Net exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,170	2,214
Credit risk | Net exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	900	1,083
Credit risk | Net exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	22	86
Credit risk | Net exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	36	39
Credit risk | Net exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	3	4
Credit risk | Net exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	$ 5	$ 15